Corporate information - Schedule of Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Zhejiang Anji Intelligent Electronics Holding Co., Ltd. [Member]
Corporate information - Schedule of Subsidiaries (Details) [Line Items]
Name of Subsidiaries	Zhejiang Anji Intelligent Electronics Holding Co., Ltd.
Place of incorporation registration	Zhejiang, China
Date of incorporation/ establishment	Dec. 24, 2021
Effective interest held upon completion of reorganization	100.00%	100.00%
Principal activities	Charging services revenues
Qingdao Intelligent Electronics Mobility Holding Co Ltd [Member]
Corporate information - Schedule of Subsidiaries (Details) [Line Items]
Name of Subsidiaries	Qingdao Intelligent Electronics Mobility Holding Co., Ltd
Place of incorporation registration	Shandong, China
Date of incorporation/ establishment	Jun. 09, 2022
Effective interest held upon completion of reorganization	100.00%	100.00%
Principal activities	Charging services revenues